Hartford Schroders Diversified Opportunities Fund Expense Example - Hartford Schroders Diversified Opportunities Fund	Oct. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	289
Expense Example, with Redemption, 5 Years	508
Expense Example, with Redemption, 10 Years	1,137
Class SDR
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	426
Expense Example, with Redemption, 10 Years	$ 960